Debt - Schedule of FSF Deposit (Details) - FSF Loan [Member] $ in Thousands	7 Months Ended
Dec. 31, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning Balance as of January 1, 2024	$ 10,000
Change in fair value of FSF Deposit	4,690
Reclass of Deposit Warrant liability upon satisfaction of the FSF Deposit	(1,690)
Repayment of FSF Deposit	(13,000)
Ending Balance as of September 30, 2024	$ 0